SELECTED STATEMENT OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial income:
Interest	$ 18	$ 3	$ 7
Remeasurement of derivatives	578	$ 1,025	$ 1,223
Foreign currency translation adjustments	255
Total financial income	851	$ 1,028	$ 1,230
Financial expenses:
Interest	$ (2,658)	(2,109)	(2,486)
Foreign currency translation adjustments		(70)	(87)
Total financial expenses:	$ (2,658)	(2,179)	(2,573)
Financial income (expenses), net	$ (1,807)	$ (1,151)	$ (1,343)